Average Annual Total Returns - AZL MVP Balanced Index Strategy Fund	Apr. 30, 2021
BalancedCompositeIndex [Member]
Average Annual Return:
1 Year	14.31%	[1]
5 Years	10.16%	[1]
Since Inception	9.38%	[1]
Inception Date	Jan. 10, 2012	[1]
BloombergBarclaysUSAggregateBondIndex [Member]
Average Annual Return:
1 Year	7.51%	[1]
5 Years	4.44%	[1]
Since Inception	3.42%	[1]
Inception Date	Jan. 10, 2012	[1]
SP500Index [Member]
Average Annual Return:
1 Year	18.40%	[1]
5 Years	15.22%	[1]
Since Inception	14.96%	[1]
Inception Date	Jan. 10, 2012	[1]
AZL MVP Balanced Index Strategy Fund
Average Annual Return:
1 Year	5.98%
5 Years	7.06%
Since Inception	6.89%
Inception Date	Jan. 10, 2012

[1]	Reflects no deduction for fees, expenses, or taxes.